VOYA PARTNERS, INC.

VY® Columbia Small Cap Value and Inflection Portfolio

(the “Portfolio”)

Supplement dated September 1, 2026

to the Portfolio’s Adviser Class, Initial Class, Class R6, Service Class, and Service 2 Class Shares’

Prospectus, dated May 1, 2026 (the “Prospectus”)

and related Statement of Additional Information, dated May 1, 2026 (the “SAI”)

Effective August 26, 2026, C. Bryan Lassiter, CFA no longer serves as a portfolio manager for the Portfolio. Accordingly, all references to C. Bryan Lassiter, CFA as a portfolio manager for the Portfolio are hereby deleted in their entirety from the Prospectus and SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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